SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Product Information [Line Items]
Reclassfication of prior period prepaid income tax		$ 166,990
Deferred offering costs	$ 2,103,816
Marketing and advertising expenses	$ 2,889	$ 178,878	$ 233,207
Issuance of ordinary shares	11,621,459	10,380,000
Subsidiaries and consolidated variable interest entities
Product Information [Line Items]
Applicable value added tax rates	6.00%